OTHER INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
OTHER INCOME, NET
Foreign exchange (losses) gains	$ 3,856	$ (4,675)	$ (8,942)
Gain from the currency translation adjustment	7,088
Tax reversal for expiration of the statute of limitations	1,240	1,499
Other	(704)	203	777
Total	$ 11,480	$ (2,973)	$ (8,165)
Number of inactive Chinese entities	2
Period after the filing of the tax return when tax reserve was released		5 years